Deferred Income Tax Assets And Liabilities (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Disclosure Deferred Income Tax Assets And Liabilities [Abstract]
Valuation allowance	$ 347	$ 298
Deferred tax assets, operating loss carry forward with valuation against it	279	227
Foreign tax credits	46	53
State deferred tax assets	$ 22	$ 18